OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, NY 10281-1008

Carl Algermissen

Vice President &

Associate Counsel

October 31, 2008

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

     Re:     Oppenheimer Gold & Special Minerals Fund
               Registration Nos. 2-82590; 811-3694

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on October 28, 2008.

Sincerely,

 /s/ Carl Algermissen

------------------------------------

Carl Algermissen

Vice President &

Associate Counsel

303-768-2486

calgermissen@oppenheimerfunds.com

cc:     Kramer Levin Naftalis & Frankel LLP

         KPMG LLP
         Gloria LaFond
         Nancy S. Vann